ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions		¥ 117,617	¥ 171,484
Accrual for customer loyalty program		156,092	121,066
Payable to noncontrolling interest holders		86,896	34,791
Payable to franchisees		418,293	212,242
Other payables		262,086	170,944
Accrued rental		84,423	66,804
Accrued utilities		61,748	46,379
Deferred rental, current		49,857	37,648
Other accrued expenses		27,890	34,479
Total	$ 194,412	¥ 1,264,902	¥ 895,837
Additional disclosures
Payable to franchisees, term (in years)	1 year